Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]	Total
Balance at Jun. 30, 2016	$ 30,000	$ 1,625,306	$ 21,817	$ 3,671,085	$ (264,541)		$ 5,083,667
Balance, shares at Jun. 30, 2016	15,000,000
Net income (loss) for the year				4,945,764			4,945,764
Cash dividend paid				(2,725,883)			(2,725,883)
Dividend declared				(88,926)			(88,926)
Statutory reserve			45,334	(45,334)
Foreign currency translation loss					142,519		142,519
Proceeds from initial public offering
Options granted for services							0
Capital contribution made by noncontrolling shareholders
Balance at Jun. 30, 2017	$ 30,000	1,625,306	67,151	5,756,706	(122,022)		7,357,141
Balance, shares at Jun. 30, 2017	15,000,000
Net income (loss) for the year				4,603,708			4,603,708
Cash dividend paid
Statutory reserve			97,216	(97,216)
Foreign currency translation loss					(1,762,729)		(1,762,729)
Proceeds from initial public offering	$ 21,827	50,178,458					50,200,285
Proceeds from initial public offering, shares	10,913,631
Options granted for services		341,127					341,127
Capital contribution made by noncontrolling shareholders
Balance at Jun. 30, 2018	$ 51,827	52,144,891	164,367	10,263,198	(1,884,751)		60,739,532
Balance, shares at Jun. 30, 2018	25,913,631
Net income (loss) for the year				1,421,781		(18,603)	1,403,178
Cash dividend paid
Statutory reserve			27,349	(27,349)
Foreign currency translation loss					(2,009,549)	(621)	(2,010,170)
Proceeds from initial public offering
Options granted for services		682,254					682,254
Capital contribution made by noncontrolling shareholders						136,710	136,710
Balance at Jun. 30, 2019	$ 51,827	$ 52,827,145	$ 191,716	$ 11,657,630	$ (3,894,300)	$ 117,486	$ 60,951,504
Balance, shares at Jun. 30, 2019	25,913,631